Subsequent Events (Details Narrative) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shares issued in Public Offering, shares			300,000
Shares issued for services, shares		2,727,436
Common Stock [Member]
Shares issued in Public Offering, shares	3,586,119		4,315,787
Shares issued for services, shares		2,727,436	1,675,000
Warrant [Member]
Shares issued for services, shares	500,000